Loan Payable - Related Party and Advance from Related Party (Detail Textual) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Feb. 27, 2012
Debt Instrument [Line Items]
Debt instrument, face amount				$ 85,650
Debt instrument decrease repayments for advance			76,680
Proceeds from Issuance of Debt	95,934	50,650
Repayments of Debt	50,000	35,650
Subsequent Event
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	19,254	69,904
Repayments of Debt	$ 35,650	$ 0